Earnings Per Share - Schedule of Basic and Diluted Net Income Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares [Member]
Schedule of Basic and Diluted Net Income Per Common Share [Line Items]
Net (loss) income	$ (1,053,636)	$ 284,694	$ 3,718,240
(Loss) Earnings per ordinary share, Basic	$ (0.11)	$ 0.02	$ 0.31
(Loss) Earnings per ordinary share, Diluted	$ (0.11)	$ 0.02	$ 0.31
Weighted average number of ordinary shares outstanding, Basic	9,210,660	12,000,534	12,000,534
Weighted average number of ordinary shares outstanding, Diluted	9,210,660	12,000,534	12,000,534
Class B Ordinary Shares [Member]
Schedule of Basic and Diluted Net Income Per Common Share [Line Items]
Net (loss) income	$ (442,705)
(Loss) Earnings per ordinary share, Basic	$ (0.11)
(Loss) Earnings per ordinary share, Diluted	$ (0.11)
Weighted average number of ordinary shares outstanding, Basic	3,870,038
Weighted average number of ordinary shares outstanding, Diluted	3,870,038